Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Components of Lease Expense

As of December 31, 2025 the Company was a party to seven vehicle lease agreements. All vehicle lease agreements are for 36 months periods.

	Year ended December 31,
(in thousands)	2025	2024	2023

The components of lease expense were as follows: Operating leases expenses	$316	$324	$863

Cash flow information related to operating leases: Cash used in operating activities	$348	$312	$766

Non-cash activity - Right of use assets obtained in exchange for new operating lease liabilities	$331	$25	$689

Supplemental information related to operating leases, including location of amounts reported in the accompanying consolidated balance sheets, follows:

	December 31,
(in thousands)	2025	2024
Other assets - ROU assets	$1,108	$1,176
Accumulated amortization	531	648
Operating lease ROU assets, net	$577	$528
Lease liabilities – current - Accounts payable and accrued liabilities	$258	$235
Lease liabilities – noncurrent	383	299
Total operating lease liabilities	$641	$534
Weighted average remaining lease term in years	1.54	2.85
Weighted average annual discount rate	4.9%	8.5%

Schedule of Maturities of Undiscounted Operating Lease Liabilities

Maturities of undiscounted operating lease liabilities as of December 31, 2025, were as follows:

2026	$295
2027	266
2028	188
Total undiscounted lease liability	749
Less: Imputed interest	(108)
Present value of lease liabilities	$641